UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

1919 Financial Services Fund
Class A | SBFAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$75	1.51%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$96,061,537
Number of Holdings	42
Net Advisory Fee	$362,853
Portfolio Turnover	4%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Industries	(%)
Commercial Banks	47.9%
Insurance	23.9%
IT Services	7.9%
Diversified Financial Services	7.1%
Capital Markets	6.6%
Real Estate Investment Trusts (REITs)	3.1%
Professional Services	1.9%
Cash & Other	1.6%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	9.4%
Visa, Inc.	6.8%
Bank of America Corp.	6.7%
Chubb Limited	6.5%
Berkshire Hathaway, Inc.	5.5%
QCR Holdings, Inc.	5.2%
Fifth Third Bancorp	4.8%
Intercontinental Exchange, Inc.	4.0%
Coastal Financial Corp.	3.7%
Charles Schwab Corp.	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com/financial-services-fund.php.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Financial Services Fund	PAGE 1	TSR-SAR-00777X850

1919 Financial Services Fund
Class C | SFSLX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$112	2.25%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$96,061,537
Number of Holdings	42
Net Advisory Fee	$362,853
Portfolio Turnover	4%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Industries	(%)
Commercial Banks	47.9%
Insurance	23.9%
IT Services	7.9%
Diversified Financial Services	7.1%
Capital Markets	6.6%
Real Estate Investment Trusts (REITs)	3.1%
Professional Services	1.9%
Cash & Other	1.6%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	9.4%
Visa, Inc.	6.8%
Bank of America Corp.	6.7%
Chubb Limited	6.5%
Berkshire Hathaway, Inc.	5.5%
QCR Holdings, Inc.	5.2%
Fifth Third Bancorp	4.8%
Intercontinental Exchange, Inc.	4.0%
Coastal Financial Corp.	3.7%
Charles Schwab Corp.	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com/financial-services-fund.php.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Financial Services Fund	PAGE 1	TSR-SAR-00777X843

1919 Financial Services Fund
Class I | LMRIX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the 1919 Financial Services Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://1919funds.com/financial-services-fund.php. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$61	1.22%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$96,061,537
Number of Holdings	42
Net Advisory Fee	$362,853
Portfolio Turnover	4%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Top Industries	(%)
Commercial Banks	47.9%
Insurance	23.9%
IT Services	7.9%
Diversified Financial Services	7.1%
Capital Markets	6.6%
Real Estate Investment Trusts (REITs)	3.1%
Professional Services	1.9%
Cash & Other	1.6%

Top 10 Issuers	(%)
JPMorgan Chase & Co.	9.4%
Visa, Inc.	6.8%
Bank of America Corp.	6.7%
Chubb Limited	6.5%
Berkshire Hathaway, Inc.	5.5%
QCR Holdings, Inc.	5.2%
Fifth Third Bancorp	4.8%
Intercontinental Exchange, Inc.	4.0%
Coastal Financial Corp.	3.7%
Charles Schwab Corp.	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com/financial-services-fund.php.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Financial Services Fund	PAGE 1	TSR-SAR-00777X819

1919 Socially Responsive Balanced Fund
Class A | SSIAX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://1919funds.com/. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$47	0.93%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$901,959,773
Number of Holdings	209
Net Advisory Fee	$2,263,727
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Common Stocks	67.1%
Corporate Bonds	19.9%
U.S. Treasury Securities	8.7%
U.S. Government Agency Issues	1.5%
U.S. Treasury Bills	0.9%
Real Estate Investment Trusts	0.7%
Money Market Funds	0.5%
Collateralized Mortgage Obligations	0.5%
Mortgage-Backed Securities	0.2%
Cash & Other	0.0%

Top 10 Issuers	(%)
NVIDIA Corp.	6.5%
Alphabet, Inc.	5.3%
United States Treasury Note/Bond	4.9%
Apple, Inc.	4.6%
Broadcom, Inc.	4.0%
Amazon.com, Inc.	3.2%
Microsoft Corp.	3.2%
Eli Lilly & Co.	3.0%
United States Treasury Notes	2.9%
Palo Alto Networks, Inc.	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Socially Responsive Balanced Fund	PAGE 1	TSR-SAR-00777X769

1919 Socially Responsive Balanced Fund
Class C | SESLX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://1919funds.com/. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$83	1.66%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$901,959,773
Number of Holdings	209
Net Advisory Fee	$2,263,727
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Common Stocks	67.1%
Corporate Bonds	19.9%
U.S. Treasury Securities	8.7%
U.S. Government Agency Issues	1.5%
U.S. Treasury Bills	0.9%
Real Estate Investment Trusts	0.7%
Money Market Funds	0.5%
Collateralized Mortgage Obligations	0.5%
Mortgage-Backed Securities	0.2%
Cash & Other	0.0%

Top 10 Issuers	(%)
NVIDIA Corp.	6.5%
Alphabet, Inc.	5.3%
United States Treasury Note/Bond	4.9%
Apple, Inc.	4.6%
Broadcom, Inc.	4.0%
Amazon.com, Inc.	3.2%
Microsoft Corp.	3.2%
Eli Lilly & Co.	3.0%
United States Treasury Notes	2.9%
Palo Alto Networks, Inc.	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Socially Responsive Balanced Fund	PAGE 1	TSR-SAR-00777X751

1919 Socially Responsive Balanced Fund
Class I | LMRNX
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the 1919 Socially Responsive Balanced Fund for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://1919funds.com/. You can also request this information by contacting us at (844) 828-1919.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$35	0.70%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$901,959,773
Number of Holdings	209
Net Advisory Fee	$2,263,727
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)

Security Type	(%)
Common Stocks	67.1%
Corporate Bonds	19.9%
U.S. Treasury Securities	8.7%
U.S. Government Agency Issues	1.5%
U.S. Treasury Bills	0.9%
Real Estate Investment Trusts	0.7%
Money Market Funds	0.5%
Collateralized Mortgage Obligations	0.5%
Mortgage-Backed Securities	0.2%
Cash & Other	0.0%

Top 10 Issuers	(%)
NVIDIA Corp.	6.5%
Alphabet, Inc.	5.3%
United States Treasury Note/Bond	4.9%
Apple, Inc.	4.6%
Broadcom, Inc.	4.0%
Amazon.com, Inc.	3.2%
Microsoft Corp.	3.2%
Eli Lilly & Co.	3.0%
United States Treasury Notes	2.9%
Palo Alto Networks, Inc.	2.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://1919funds.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your 1919 Investment Counsel, LLC documents not be householded, please contact 1919 Investment Counsel, LLC at (844) 828-1919, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by 1919 Investment Counsel, LLC or your financial intermediary.
1919 Socially Responsive Balanced Fund	PAGE 1	TSR-SAR-00777X744

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

1919 Financial Services Fund
1919 Socially Responsive Balanced Fund
Semi-Annual Financial Statements
June 30, 2026

1919 FINANCIAL SERVICES FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Capital Markets - 6.6%
Ameriprise Financial, Inc.	5,228	$2,398,397
CME Group, Inc.	4,700	1,037,901
Interactive Brokers Group, Inc. - Class A	3,500	304,640
Morgan Stanley	2,200	459,888
S&P Global, Inc.	4,400	1,791,944
StoneX Group, Inc.(a)	3,150	373,275
		6,366,045
Commercial Banks - 47.9%(b)
Amalgamated Financial Corp.	9,800	449,820
Atlantic Union Bankshares Corp.	8,400	355,404
Bancorp, Inc.(a)	12,170	762,329
Bank of America Corp.	113,700	6,478,626
Banner Corp.	35,370	2,349,983
Coastal Financial Corp.(a)	45,900	3,557,709
Community Financial System, Inc.	24,800	1,664,576
Fifth Third Bancorp	81,800	4,611,066
JPMorgan Chase & Co.	27,596	9,032,999
M&T Bank Corp.	8,700	2,070,687
PNC Financial Services Group, Inc.	10,837	2,668,286
QCR Holdings, Inc.	51,307	4,994,736
SmartFinancial, Inc.	46,143	2,165,030
SouthState Bank Corp.	24,075	2,405,092
Stock Yards Bancorp, Inc.	31,400	2,401,158
		45,967,501
Diversified Financial Services - 7.1%
Charles Schwab Corp.	32,596	3,007,633
Intercontinental Exchange, Inc.	31,365	3,861,345
		6,868,978
Insurance - 23.9%
Berkshire Hathaway, Inc.(a)	10,500	5,254,095
Brown & Brown, Inc.	39,801	2,553,234
Chubb Limited	18,348	6,251,898
First American Financial Corp.	6,000	411,540
Globe Life, Inc.	11,972	2,139,157
Hanover Insurance Group, Inc.	9,883	2,116,148
Marsh & McLennan Cos., Inc.	7,708	1,284,692
Progressive Corp.	3,753	819,843
Reinsurance Group of America, Inc.	5,579	1,186,374
RLI Corp.	12,720	751,370
Ryan Specialty Holdings, Inc.	5,500	207,680
		22,976,031
IT Services - 7.9%
Mastercard, Inc. - Class A	2,100	1,078,560
Visa, Inc. - Class A	19,000	6,518,710
		7,597,270
Professional Services - 1.9%
Verisk Analytics, Inc.	10,000	1,795,300

	Shares	Value
Real Estate Investment Trusts (REITs) - 3.1%
CubeSmart	11,700	$465,309
Jones Lang LaSalle, Inc.(a)	1,600	495,920
Simon Property Group, Inc.	2,400	536,760
Terreno Realty Corp.	22,183	1,436,793
		2,934,782
TOTAL COMMON STOCKS (Cost $38,824,754)		94,040,598
SHORT-TERM INVESTMENTS
Fidelity Investments Money Market - Government Portfolio - Class I, 3.53%(c)	1,716,405	1,716,405
TOTAL SHORT-TERM INVESTMENTS (Cost $1,716,405)		1,716,405
TOTAL INVESTMENTS - 100.2% (Cost $40,541,159)		$96,222,312
Liabilities in Excess of Other Assets - (0.2)%		(160,775)
TOTAL NET ASSETS - 100.0%		$96,061,537

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
The accompanying notes are an integral part of these financial statements.

1

1919 SOCIALLY RESPONSIVE BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 67.8%
Communication Services - 6.6%
Alphabet, Inc. - Class A	134,095	$47,921,530
Netflix, Inc.(a)	162,494	11,602,072
		59,523,602
Consumer Discretionary - 5.6%
Amazon.com, Inc.(a)	117,854	28,089,322
Floor & Decor Holdings, Inc. - Class A(a)	42,914	2,547,375
Home Depot, Inc.	26,836	9,464,520
TJX Cos., Inc.	66,529	10,079,144
		50,180,361
Consumer Staples - 3.5%
Costco Wholesale Corp.	13,418	12,552,136
Darling Ingredients, Inc.(a)	127,467	6,962,248
Hershey Co.	37,271	6,539,197
PepsiCo, Inc.	37,267	5,045,952
		31,099,533
Financials - 9.2%
Bank of America Corp.	298,170	16,989,727
Charles Schwab Corp.	104,968	9,685,397
Chubb Limited	25,221	8,593,804
LPL Financial Holdings, Inc.	27,668	7,793,522
M&T Bank Corp.	45,978	10,943,224
Progressive Corp.	45,964	10,040,836
S&P Global, Inc.	17,316	7,052,114
Visa, Inc. - Class A	35,594	12,211,945
		83,310,569
Health Care - 7.4%
AstraZeneca PLC	66,902	12,685,957
Boston Scientific Corp.(a)	83,118	3,547,476
Danaher Corp.	36,153	6,886,424
Eli Lilly & Co.	22,416	26,886,423
Intuitive Surgical, Inc.(a)	27,543	10,953,300
Thermo Fisher Scientific, Inc.	12,114	6,073,475
		67,033,055
Industrials - 6.4%
Advanced Drainage Systems, Inc.	56,093	8,804,357
Cintas Corp.	73,542	12,508,023
Eaton Corp. PLC	29,651	12,634,884
Old Dominion Freight Line Inc.	28,609	6,196,710
Rockwell Automation, Inc.	20,985	10,389,254
Union Pacific Corp.	27,245	7,410,640
		57,943,868
Information Technology - 25.0%(b)
Amphenol Corp. - Class A	38,188	6,733,308
Analog Devices, Inc.	25,489	10,123,466
Apple, Inc.	142,406	41,206,600
ASML Holding NV	8,048	16,011,013
Broadcom, Inc.	80,292	30,330,303
Microsoft Corp.	74,712	27,869,070

	Shares	Value
Monolithic Power Systems, Inc.	1,884	$2,604,366
NVIDIA Corp.	274,254	54,875,483
Oracle Corp.	16,086	2,357,404
Palo Alto Networks, Inc.(a)	63,195	21,550,759
ServiceNow, Inc.(a)	61,464	6,102,146
Taiwan Semiconductor Manufacturing Co. Ltd.	11,696	5,585,659
		225,349,577
Materials - 1.7%
Linde PLC	14,123	7,328,989
Steel Dynamics, Inc.	34,256	7,860,382
		15,189,371
Real Estate Investment Trusts (REITs) - 1.4%
Equinix, Inc.	6,155	6,415,911
Terreno Realty Corp.	90,734	5,876,841
		12,292,752
Utilities - 1.0%
American Water Works Co., Inc.	71,491	9,406,786
TOTAL COMMON STOCKS (Cost $255,997,319)		604,913,563

	Principal Amount
CORPORATE BONDS - 19.9%
Communication Services - 1.4%
AT&T, Inc.
2.30%, 06/01/2027	$1,350,000	1,324,212
4.35%, 03/01/2029	465,000	462,160
2.75%, 06/01/2031	1,250,000	1,138,971
Comcast Corp.
4.65%, 02/15/2033	2,680,000	2,623,597
5.65%, 06/15/2035	600,000	610,273
Netflix, Inc., 5.40%, 08/15/2054	255,000	246,005
Verizon Communications, Inc.
4.33%, 09/21/2028	385,000	384,002
3.88%, 02/08/2029	410,000	403,916
1.75%, 01/20/2031	1,325,000	1,165,047
4.50%, 08/10/2033	350,000	338,872
5.25%, 03/16/2037	335,000	332,055
Walt Disney Co., 2.20%, 01/13/2028	3,215,000	3,121,129
		12,150,239
Consumer Discretionary - 1.3%
Amazon.com, Inc., 4.70%, 12/01/2032	905,000	910,484
California Endowment, 2.50%, 04/01/2051	1,700,000	1,031,321
Ford Foundation, 2.42%, 06/01/2050	1,000,000	599,016
Home Depot, Inc., 1.50%, 09/15/2028	1,900,000	1,791,890

The accompanying notes are an integral part of these financial statements.

2

1919 SOCIALLY RESPONSIVE BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - (Continued)
Consumer Discretionary - (Continued)
Lowe’s Cos., Inc., 1.30%, 04/15/2028	$2,100,000	$1,986,102
Starbucks Corp., 2.25%, 03/12/2030	1,255,000	1,153,561
Target Corp., 4.50%, 09/15/2032	3,600,000	3,598,576
Toyota Motor Corp., 4.45%, 06/30/2030	690,000	687,581
		11,758,531
Consumer Staples - 0.7%
Kroger Co., 5.50%, 09/15/2054	2,475,000	2,332,918
PepsiCo, Inc.
3.90%, 07/18/2032	1,200,000	1,161,669
3.50%, 03/19/2040	575,000	480,802
Walmart, Inc., 1.80%, 09/22/2031	2,700,000	2,387,203
		6,362,592
Financials - 4.5%
Affiliated Managers Group, Inc., 3.30%, 06/15/2030	755,000	714,857
Allstate Corp., 1.45%, 12/15/2030	1,345,000	1,173,458
Apollo Global Management, Inc., 5.80%, 05/21/2054	2,375,000	2,260,239
Bank of America Corp.
4.69% (3 mo. Term SOFR + 1.02%), 09/15/2026	1,602,000	1,602,720
4.18%, 11/25/2027	525,000	522,670
Bank of Montreal, 3.09% to 01/10/2032 then 5 yr. CMT Rate + 1.40%, 01/10/2037	2,515,000	2,258,260
BlackRock, Inc.,
3.25%, 04/30/2029	455,000	442,092
2.40%, 04/30/2030	710,000	657,980
Boston Properties LP, 4.50%, 12/01/2028	1,335,000	1,327,931
Carlyle Group, Inc., 5.05%, 09/19/2035	2,715,000	2,605,378
Citigroup, Inc.
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031	1,500,000	1,379,414
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039	570,000	564,490
Goldman Sachs Group, Inc.
3.50%, 11/16/2026	1,830,000	1,824,594
2.60%, 02/07/2030	1,250,000	1,163,021
HA Sustainable Infrastructure Capital, Inc., 6.00%, 03/15/2036	2,400,000	2,371,087
Host Hotels & Resorts LP, 3.38%, 12/15/2029	1,600,000	1,527,088

	Principal Amount	Value
International Bank for Reconstruction & Development, 3.50%, 10/28/2030	$4,000,000	$3,893,079
MetLife, Inc., 4.55%, 03/23/2030	660,000	661,660
Morgan Stanley, 5.31% (5 yr. CMT Rate + 1.17%), 01/18/2041	4,500,000	4,395,338
Reinsurance Group of America, Inc., 6.65% to 09/15/2035 then 5 yr. CMT Rate + 2.39%, 09/15/2055	3,150,000	3,196,592
Royal Bank of Canada, 1.15%, 07/14/2026	3,500,000	3,496,279
Simon Property Group LP, 3.38%, 12/01/2027	510,000	502,844
State Street Corp., 3.03% to 11/01/2029 then SOFR + 1.49%, 11/01/2034	1,000,000	940,433
Toronto-Dominion Bank, 5.15% to 09/10/2029 then 5 yr. CMT Rate + 1.50%, 09/10/2034	1,490,000	1,495,193
		40,976,697
Health Care - 2.2%
AbbVie, Inc.
4.25%, 11/14/2028	600,000	598,084
4.40%, 11/06/2042	1,120,000	988,656
Amgen, Inc., 3.00%, 02/22/2029	3,475,000	3,346,418
Bristol-Myers Squibb Co.
3.90%, 02/20/2028	205,000	203,998
3.40%, 07/26/2029	725,000	704,062
1.45%, 11/13/2030	1,580,000	1,392,368
CVS Health Corp.
4.78%, 03/25/2038	345,000	324,228
5.63%, 02/21/2053	3,445,000	3,266,991
Elevance Health, Inc., 2.88%, 09/15/2029	1,530,000	1,450,376
Gilead Sciences, Inc.
1.65%, 10/01/2030	1,700,000	1,509,378
4.60%, 09/01/2035	320,000	311,564
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/2053	1,100,000	1,040,497
UnitedHealth Group, Inc.
2.00%, 05/15/2030	1,600,000	1,455,594
3.50%, 08/15/2039	515,000	425,239
5.50%, 07/15/2044	2,500,000	2,457,467
		19,474,920
Industrials - 1.0%
Allegion US Holding Co., Inc., 5.41%, 07/01/2032	2,300,000	2,343,202
Archer-Daniels-Midland Co., 2.90%, 03/01/2032	3,000,000	2,733,833
Johnson Controls International PLC, 1.75%, 09/15/2030	2,225,000	1,980,323

The accompanying notes are an integral part of these financial statements.

3

1919 SOCIALLY RESPONSIVE BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - (Continued)
Industrials - (Continued)
Xylem, Inc., 1.95%, 01/30/2028	$1,785,000	$1,717,005
		8,774,363
Information - 0.4%
T-Mobile USA, Inc., 5.00%, 02/15/2036	3,310,000	3,244,307
Information Technology - 4.4%(b)
Adobe, Inc., 2.15%, 02/01/2027	850,000	839,765
Autodesk, Inc., 2.40%, 12/15/2031	3,775,000	3,312,971
Broadcom, Inc., 4.20%, 10/15/2030	6,000,000	5,889,744
Dell International LLC, 5.50%, 04/01/2035	4,000,000	4,084,752
Hewlett Packard Enterprise Co., 5.60%, 10/15/2054	1,000,000	931,537
Intuit, Inc., 5.50%, 09/15/2053	2,215,000	1,999,760
Jabil, Inc., 4.25%, 05/15/2027	2,515,000	2,513,044
Mastercard, Inc.
3.30%, 03/26/2027	1,350,000	1,342,027
1.90%, 03/15/2031	4,000,000	3,559,232
Microsoft Corp., 4.20%, 11/03/2035	565,000	548,861
NVIDIA Corp., 4.25%, 06/15/2028	4,000,000	3,993,279
Oracle Corp., 5.38%, 09/27/2054	5,000,000	3,937,243
Salesforce, Inc.
4.50%, 03/15/2028	2,255,000	2,253,474
1.50%, 07/15/2028	2,135,000	2,010,560
Synopsys, Inc., 5.15%, 04/01/2035	1,605,000	1,599,423
Texas Instruments Inc., 5.00%, 03/14/2053	1,150,000	1,055,655
		39,871,327
Manufacturing - 0.3%
Dow Chemical Co., 5.60%, 02/15/2054	3,000,000	2,670,953
Materials - 0.5%
Nutrien Ltd., 4.20%, 04/01/2029	425,000	421,167
Steel Dynamics, Inc.
5.38%, 08/15/2034	2,915,000	2,958,599
5.25%, 05/15/2035	1,500,000	1,508,423
		4,888,189

	Principal Amount	Value
Real Estate Investment Trusts (REITs) - 1.2%
Crown Castle, Inc., 1.05%, 07/15/2026	$2,050,000	$2,047,418
Prologis LP
2.25%, 04/15/2030	1,620,000	1,488,291
1.25%, 10/15/2030	3,000,000	2,610,738
5.25%, 03/15/2054	1,000,000	952,443
Realty Income Corp., 5.38%, 09/01/2054	2,500,000	2,444,269
Welltower OP LLC, 2.70%, 02/15/2027	1,600,000	1,584,883
		11,128,042
Utilities - 2.0%
Avangrid, Inc., 3.80%, 06/01/2029	650,000	633,731
DTE Electric Co.
1.90%, 04/01/2028	2,145,000	2,060,709
4.05%, 05/15/2048	1,480,000	1,190,202
Duke Energy Florida LLC, 2.40%, 12/15/2031	3,225,000	2,877,864
Duke Energy Progress LLC, 5.10%, 03/15/2034	2,685,000	2,730,783
MidAmerican Energy Co.
3.65%, 04/15/2029	1,375,000	1,345,056
5.85%, 09/15/2054	2,200,000	2,241,571
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/2028	2,720,000	2,588,927
Public Service Co. of Colorado, 3.20%, 03/01/2050	520,000	351,798
Union Electric Co.
2.63%, 03/15/2051	1,280,000	768,996
5.13%, 03/15/2055	1,450,000	1,329,735
		18,119,372
TOTAL CORPORATE BONDS (Cost $190,263,627)		179,419,532
U.S. TREASURY SECURITIES - 8.7%
United States Treasury Bonds
6.75%, 08/15/2026	90,000	90,302
6.50%, 11/15/2026	135,000	136,268
6.13%, 11/15/2027	675,000	693,325
5.50%, 08/15/2028	335,000	344,252
3.50%, 02/15/2039	573,000	517,132
4.38%, 11/15/2039	204,000	198,772
4.38%, 08/15/2043	6,750,000	6,372,949
4.50%, 02/15/2044	4,920,000	4,704,750
4.13%, 08/15/2044	6,300,000	5,721,926
5.00%, 05/15/2045	4,660,000	4,719,160
United States Treasury Notes
1.50%, 08/15/2026	2,110,000	2,103,799
2.00%, 11/15/2026	3,375,000	3,351,190

The accompanying notes are an integral part of these financial statements.

4

1919 SOCIALLY RESPONSIVE BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Principal Amount	Value
U.S. TREASURY SECURITIES - (Continued)
2.25%, 11/15/2027	$2,200,000	$2,144,957
2.75%, 02/15/2028	1,630,000	1,594,503
2.88%, 05/15/2028	3,500,000	3,420,635
4.00%, 05/31/2028	5,800,000	5,785,047
2.88%, 08/15/2028	5,300,000	5,164,395
3.13%, 11/15/2028	2,900,000	2,833,447
1.50%, 02/15/2030	4,670,000	4,257,544
4.13%, 11/15/2032	1,200,000	1,190,836
4.00%, 02/15/2034	6,000,000	5,871,914
4.38%, 05/15/2034	7,000,000	7,015,449
4.25%, 11/15/2034	7,000,000	6,942,988
4.13%, 02/15/2036	3,075,000	3,006,293
TOTAL U.S. TREASURY SECURITIES (Cost $79,424,835)		78,181,833
U.S. GOVERNMENT AGENCY ISSUES - 1.5%
Federal Home Loan Bank (FHLB)
3.25%, 11/16/2028	2,125,000	2,083,501
5.50%, 07/15/2036	125,000	135,111
Federal Home Loan Mortgage Corp (FHLMC)
6.75%, 09/15/2029	115,000	123,911
6.25%, 07/15/2032	380,000	419,963
Federal National Mortgage Association (FNMA)
0.75%, 10/08/2027	2,270,000	2,176,688
6.25%, 05/15/2029	985,000	1,040,502
0.88%, 08/05/2030	8,670,000	7,602,964
6.63%, 11/15/2030	303,000	332,299
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $15,150,328)		13,914,939
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Federal National Mortgage Association (FNMA), Series 2011-53, Class CY, 4.00%, 06/25/2041	13,675	13,341
Government National Mortgage Association
Series 2020-194, Class AD, Pool 2020-194, 1.00%, 06/16/2062	1,763,201	1,289,433
Series 2023-163, Class C, 5.00%, 09/20/2049	195,756	195,245
Series 2025-4, Class KB, 5.50%, 04/20/2052	3,018,876	3,029,910
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,982,105)		4,527,929

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 0.2%
Federal Home Loan Mortgage Corporation (FHLMC)
Pool C91417, 3.50%, 01/01/2032	$20,592	$20,102
Pool A35826, 5.00%, 07/01/2035	9,278	9,242
Pool G08112, 6.00%, 02/01/2036	23,188	24,368
Pool G02564, 6.50%, 01/01/2037	9,168	9,548
Pool G08179, 5.50%, 02/01/2037	7,160	7,388
Pool A65694, 6.00%, 09/01/2037	5,422	5,559
Federal National Mortgage Association (FNMA)
Pool 490446, 6.50%, 03/01/2029	3	4
Pool 808156, 4.50%, 02/01/2035	4,756	4,717
Pool 891596, 5.50%, 06/01/2036	232	237
Pool 190375, 5.50%, 11/01/2036	1,318	1,358
Pool 916386, 6.00%, 05/01/2037	9,491	9,937
Pool 946594, 6.00%, 09/01/2037	12,420	12,847
General National Mortgage Association (GNMA)
Pool MA6310, 3.00%, 12/20/2034	98,964	94,412
Pool MA6572, 3.00%, 04/20/2035	249,683	238,344
Pool MA6740, 2.50%, 08/20/2035	404,511	379,390
Pool 550763, 5.00%, 12/15/2035	34,680	35,023
Pool 3922, 7.00%, 11/20/2036	7,797	8,058
Pool MA3873, 3.00%, 08/20/2046	618,374	557,244
Pool MA6409, 3.00%, 01/20/2050	371,438	331,150
TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,906,599)		1,748,928

Shares
SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 0.5%
Fidelity Investments Money Market - Government Portfolio - Class I, 3.53%(c)	4,627,521	4,627,521

	Principal Amount
U.S. Treasury Bills - 0.9%
3.64%, 07/28/2026(d)	$8,000,000	7,978,290
TOTAL SHORT-TERM INVESTMENTS (Cost $12,605,794)		12,605,811
TOTAL INVESTMENTS - 100.0% (Cost $560,330,607)		$901,728,446
Other Assets in Excess of Liabilities - 0.0%(e)		231,327
TOTAL NET ASSETS - 100.0%		$901,959,773

The accompanying notes are an integral part of these financial statements.

5

1919 SOCIALLY RESPONSIVE BALANCED FUND
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
(d)	The rate shown is the annualized yield as of June 30, 2026.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

1919 FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)

	1919 Financial Services Fund	1919 Socially Responsive Balanced Fund
ASSETS:
Investments, at value	$96,222,312	$901,728,446
Dividends receivable	93,436	157,200
Foreign currency, at value	16,452	—
Receivable for fund shares sold	9,029	273,171
Dividend tax reclaims receivable	—	3,288
Interest receivable	—	2,779,530
Prepaid expenses and other assets	32,237	—
Total assets	96,373,466	904,941,635
LIABILITIES:
Payable for fund shares redeemed	88,121	1,506,536
Payable for transfer agent fees and expenses	62,689	165,920
Payable to Adviser	44,831	375,348
Payable for legal fees	30,994	35,429
Payable for printing and mailing	26,480	29,856
Payable for fund administration and accounting fees	19,633	122,906
Payable for distribution fees	11,733	528,404
Payable for custodian fees	3,812	5,599
Payable for compliance fees	1,452	1,978
Payable to custodian	7	—
Distributions payable	—	162,994
Payable for expenses and other liabilities	22,177	46,892
Total liabilities	311,929	2,981,862
NET ASSETS	$96,061,537	$901,959,773
Net Assets Consist of:
Paid-in capital	$28,705,535	$528,705,598
Total distributable earnings	67,356,002	373,254,175
Total net assets	$96,061,537	$901,959,773
Class A
Net assets	$60,593,112	$284,675,122
Shares issued and outstanding(a)	2,280,877	8,185,260
Net asset value and redemption price	$26.57	$34.78
Max offering price per share (net asset value per share divided by 0.9425 and 0.9425, respectively)(1)	$28.19	$36.90
Class C
Net assets	$6,942,546	$129,291,254
Shares issued and outstanding(a)(b)	305,693	3,771,101
Net asset value, redemption price and offering price per share	$22.71	$34.28

The accompanying notes are an integral part of these financial statements.

7

1919 FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (Unaudited)(Continued)

	1919 Financial Services Fund	1919 Socially Responsive Balanced Fund
Class I
Net assets	$28,525,879	$487,993,397
Shares issued and outstanding(a)	1,055,816	14,017,622
Net asset value, redemption price and offering price per share	$27.02	$34.81
Cost:
Investments, at cost	$40,541,159	$560,330,607
Foreign currency, at cost	$18,177	$—

(1)	Reflects a maximum sales charge of 5.75% and 5.75%.
(a)	Unlimited shares authorized.
(b)	Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase.
(See Note 7).
The accompanying notes are an integral part of these financial statements.

8

1919 FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended June 30, 2026 (Unaudited)

	1919 Financial Services Fund	1919 Socially Responsive Balanced Fund
INVESTMENT INCOME:
Dividend income	$870,394	$2,912,571
Less: dividend withholding taxes	—	(6,430)
Interest income	—	4,989,645
Total investment income	870,394	7,895,786
EXPENSES:
Investment advisory fee	392,093	2,263,727
Distribution expenses - Class A	75,730	347,468
Distribution expenses - Class C	38,299	647,891
Transfer agent fees	108,703	440,481
Fund administration and accounting fees	42,957	243,523
Federal and state registration fees	24,629	29,864
Legal fees	17,044	12,356
Reports to shareholders	12,547	22,637
Custodian fees	9,944	24,433
Audit fees	9,472	10,959
Trustees’ fees	9,352	9,145
Compliance fees	3,934	4,003
Other expenses and fees	10,485	17,262
Total expenses	755,189	4,073,749
Fee waiver from Adviser	(29,240)	—
Net expenses	725,949	4,073,749
Net investment income	144,445	3,822,037
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	7,263,416	28,957,841
Net realized gain	7,263,416	28,957,841
Net change in unrealized appreciation (depreciation) on:
Investments	(7,290,180)	(12,852,777)
Foreign currency translation	(548)	—
Net change in unrealized appreciation (depreciation)	(7,290,728)	(12,852,777)
Net realized and unrealized gain (loss)	(27,312)	16,105,064
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$117,133	$19,927,101

The accompanying notes are an integral part of these financial statements.

9

1919 FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	1919 Financial Services Fund		1919 Socially Responsive Balanced Fund
	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
OPERATIONS:
Net investment income	$144,445	$134,761	$3,822,037	$7,140,270
Net realized gain	7,263,416	15,911,556	28,957,841	17,430,175
Net change in unrealized appreciation (depreciation)	(7,290,728)	(11,249,673)	(12,852,777)	60,377,229
Net increase in net assets from operations	117,133	4,796,644	19,927,101	84,947,674
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Class A	—	(8,544,136)	(1,181,385)	(3,491,229)
From earnings - Class C	—	(1,384,158)	(83,459)	(701,831)
From earnings - Class I	—	(4,383,704)	(2,600,363)	(7,777,628)
Total distributions to shareholders	—	(14,311,998)	(3,865,207)	(11,970,688)
CAPITAL TRANSACTIONS:
Shares sold - Class A	1,617,130	9,570,020	12,922,870	27,093,529
Shares issued from reinvestment of distributions - Class A	—	8,048,237	1,111,895	3,303,186
Shares redeemed - Class A	(6,244,191)	(15,839,986)	(17,614,711)	(40,192,182)
Redemption fees - Class A	—	—	—	69
Shares sold - Class C	59,510	386,938	4,394,881	10,357,543
Shares issued from reinvestment of distributions - Class C	—	1,303,108	74,004	636,194
Shares redeemed - Class C	(1,959,846)	(9,602,355)	(10,283,404)	(19,706,640)
Redemption fees - Class C	—	—	(1)	33
Shares sold - Class I	868,032	5,188,206	28,453,661	76,826,379
Shares issued from reinvestment of distributions - Class I	—	3,975,168	2,337,211	7,098,459
Shares redeemed - Class I	(5,615,455)	(8,965,722)	(75,398,970)	(84,962,632)
Redemption fees - Class I	—	—	—	127
Net decrease in net assets from capital transactions	(11,274,820)	(5,936,386)	(54,002,564)	(19,545,935)
Net increase (decrease) in net assets	(11,157,687)	(15,451,740)	(37,940,670)	53,431,051
NET ASSETS:
Beginning of the period	107,219,224	122,670,964	939,900,443	886,469,392
End of the period	$96,061,537	$107,219,224	$901,959,773	$939,900,443

The accompanying notes are an integral part of these financial statements.

10

1919 FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$26.44	$29.01	$25.61	$28.14	$33.49	$26.87
INVESTMENT OPERATIONS:
Net investment income(a)	0.03	0.04	0.19	0.28	0.21	0.19
Net realized and unrealized gain (loss) on investments(b)	0.10	1.22	6.29	(0.01)	(4.88)	8.05
Total from investment operations	0.13	1.26	6.48	0.27	(4.67)	8.24
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.02)	(0.21)	(0.34)	(0.24)	(0.15)
Net realized gains	—	(3.81)	(2.87)	(2.46)	(0.44)	(1.47)
Total distributions	—	(3.83)	(3.08)	(2.80)	(0.68)	(1.62)
Redemption fee per share	—	0.00(c)	—	—	—	—
Net asset value, end of period	$26.57	$26.44	$29.01	$25.61	$28.14	$33.49
Total return(d)	0.49%	4.27%	24.92%	1.42%	−13.97%	30.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$60,593	$65,075	$69,090	$60,948	$73,800	$86,303
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	1.58%	1.46%	1.46%	1.46%	1.36%	1.36%
After expense waiver/recoupment(d)(e)(f)	1.51%	1.46%	1.46%	1.46%	1.36%	1.36%
Ratio of net investment income (loss) to average net assets(e)	0.27%	0.13%	0.70%	1.09%	0.69%	0.59%
Portfolio turnover rate(d)(g)	4%	9%	4%	4%	4%	10%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
The Advisor agreed to limit the ratio of expenses, to 1.50% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2027 without the Board of Trustees’ consent. See Note 3.

(g)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

11

1919 FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$22.69	$25.58	$22.87	$25.43	$30.27	$24.48
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.05)	(0.16)	(0.01)	0.08	(0.01)	(0.04)
Net realized and unrealized gain (loss) on investments(b)	0.07	1.08	5.59	(0.03)	(4.39)	7.30
Total from investment operations	0.02	0.92	5.58	0.05	(4.40)	7.26
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.15)	—	—
Net realized gains	—	(3.81)	(2.87)	(2.46)	(0.44)	(1.47)
Total distributions	—	(3.81)	(2.87)	(2.61)	(0.44)	(1.47)
Redemption fee per share	—	0.00(c)	—	—	—	—
Net asset value, end of period	$22.71	$22.69	$25.58	$22.87	$25.43	$30.27
Total return(d)	0.09%	3.51%	23.99%	0.69%	−14.56%	29.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$6,943	$8,897	$17,657	$19,146	$27,395	$36,122
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	2.27%	2.20%	2.19%	2.18%	2.08%	2.07%
After expense waiver/recoupment(e)(f)	2.25%	2.20%	2.19%	2.18%	2.08%	2.07%
Ratio of net investment income (loss) to average net assets(e)	(0.47)%	(0.62)%	(0.04)%	0.36%	(0.04)%	(0.12)%
Portfolio turnover rate(d)(g)	4%	9%	4%	4%	4%	10%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
The Advisor agreed to limit the ratio of expenses, to 2.25% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2027 without the Board of Trustees’ consent. See Note 3.

(g)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

12

1919 FINANCIAL SERVICES FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$26.85	$29.39	$25.91	$28.44	$33.82	$27.18
INVESTMENT OPERATIONS:
Net investment income(a)	0.07	0.11	0.26	0.35	0.28	0.29
Net realized and unrealized gain (loss) on investments(b)	0.10	1.24	6.37	(0.01)	(4.91)	8.11
Total from investment operations	0.17	1.35	6.63	0.34	(4.63)	8.40
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.08)	(0.28)	(0.41)	(0.31)	(0.29)
Net realized gains	—	(3.81)	(2.87)	(2.46)	(0.44)	(1.47)
Total distributions	—	(3.89)	(3.15)	(2.87)	(0.75)	(1.76)
Redemption fee per share	—	0.00(c)	—	—	—	—
Net asset value, end of period	$27.02	$26.85	$29.39	$25.91	$28.44	$33.82
Total return(d)	0.63%	4.52%	25.21%	1.69%	−13.71%	31.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$28,526	$33,247	$35,924	$39,509	$69,605	$103,970
Ratio of expenses to average net assets:
Before expense waiver/recoupment(e)	1.27%	1.23%	1.21%	1.18%	1.10%	1.09%
After expense waiver/recoupment(e)(f)	1.22%	1.23%	1.21%	1.18%	1.10%	1.09%
Ratio of net investment income (loss) to average net assets(e)	0.55%	0.36%	0.95%	1.34%	0.93%	0.87%
Portfolio turnover rate(d)(g)	4%	9%	4%	4%	4%	10%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)
The Advisor agreed to limit the ratio of expenses, to 2.25% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2027 without the Board of Trustees’ consent. See Note 3.

(g)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

13

1919 SOCIALLY RESPONSIVE BALANCED FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$34.16	$31.51	$27.38	$23.01	$28.83	$24.69
INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.24	0.20	0.15	0.08	(0.00)(b)
Net realized and unrealized gain (loss) on investments(c)	0.62	2.83	4.12	4.36	(5.85)	4.26
Total from investment operations	0.76	3.07	4.32	4.51	(5.77)	4.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.26)	(0.19)	(0.14)	(0.04)	(0.01)
Net realized gains	—	(0.16)	—	—	(0.01)	(0.11)
Total distributions	(0.14)	(0.42)	(0.19)	(0.14)	(0.05)	(0.12)
Redemption fee per share	—	0.00(b)	—	—	—	—
Net asset value, end of period	$34.78	$34.16	$31.51	$27.38	$23.01	$28.83
Total return(d)	2.25%	9.79%	15.79%	19.66%	−20.00%	17.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$284,675	$283,136	$271,178	$240,209	$209,003	$264,785
Ratio of expenses to average net assets(e)	0.93%	0.95%	0.95%	0.98%	0.97%	0.96%
Ratio of net investment income (loss) to average net assets(e)	0.83%	0.75%	0.65%	0.61%	0.31%	(0.01)%
Portfolio turnover rate(d)(f)	9%	11%	12%	10%	13%	9%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)	Amount represents less than $0.005 per share.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

14

1919 SOCIALLY RESPONSIVE BALANCED FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$33.67	$31.06	$27.03	$22.76	$28.69	$24.73
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	0.01	(0.02)	(0.03)	(0.10)	(0.19)
Net realized and unrealized gain (loss) on investments(b)	0.61	2.78	4.07	4.31	(5.82)	4.26
Total from investment operations	0.63	2.79	4.05	4.28	(5.92)	4.07
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.02)	(0.02)	(0.01)	—	—
Net realized gains	—	(0.16)	—	—	(0.01)	(0.11)
Total distributions	(0.02)	(0.18)	(0.02)	(0.01)	(0.01)	(0.11)
Redemption fee per share	—	0.00(c)	—	—	—	—
Net asset value, end of period	$34.28	$33.67	$31.06	$27.03	$22.76	$28.69
Total return(d)	1.88%	8.98%	14.98%	18.80%	−20.62%	16.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$129,291	$132,788	$130,823	$113,754	$107,014	$133,861
Ratio of expenses to average net assets(e)	1.66%	1.68%	1.68%	1.70%	1.70%	1.68%
Ratio of net investment income (loss) to average net assets(e)	0.10%	0.02%	(0.08)%	(0.11)%	(0.42)%	(0.72)%
Portfolio turnover rate(d)(f)	9%	11%	12%	10%	13%	9%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

15

1919 SOCIALLY RESPONSIVE BALANCED FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Period Ended June 30, 2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$34.19	$31.54	$27.40	$23.04	$28.88	$24.70
INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.33	0.27	0.22	0.14	0.07
Net realized and unrealized gain (loss) on investments(b)	0.62	2.83	4.13	4.36	(5.87)	4.26
Total from investment operations	0.80	3.16	4.40	4.58	(5.73)	4.33
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.35)	(0.26)	(0.22)	(0.10)	(0.04)
Net realized gains	—	(0.16)	—	—	(0.01)	(0.11)
Total distributions	(0.18)	(0.51)	(0.26)	(0.22)	(0.11)	(0.15)
Redemption fee per share	—	0.00(c)	—	—	—	—
Net asset value, end of period	$34.81	$34.19	$31.54	$27.40	$23.04	$28.88
Total return(d)	2.37%	10.08%	16.09%	19.95%	−19.82%	17.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$487,993	$523,976	$484,468	$405,163	$362,364	$520,504
Ratio of expenses to average net assets(e)	0.70%	0.69%	0.70%	0.72%	0.72%	0.71%
Ratio of net investment income (loss) to average net assets(e)	1.06%	1.01%	0.90%	0.87%	0.55%	0.26%
Portfolio turnover rate(d)(f)	9%	11%	12%	10%	13%	9%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

16

1919 Funds
Notes to Financial Statements
June 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The 1919 Financial Services Fund (the “Financial Services Fund”) and 1919 Socially Responsive Balanced Fund (the “Socially Responsive Fund”, each a Fund and together, the “Funds”) are each a separate series of the Advisor Managed Portfolios (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Financial Services Fund and Socially Responsive Fund are each registered as a diversified series.
The Financial Services Fund seeks long-term capital appreciation by investing primarily in common stocks. The Socially Responsive Fund seeks to provide high total return consisting of capital appreciation and current income.
The Funds are the successor to the 1919 Financial Services Fund and 1919 Socially Responsive Balanced Fund (the “Predecessor Funds”), each a series of Trust for Advised Portfolios. The Predecessor Funds reorganized into the Funds on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Funds for shares of the Predecessor Funds of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Funds does not exceed the management fee of the Predecessor Funds. The AMP Reorganization did not result in a material change to the Funds’ investment portfolios and there are no material differences in accounting policies of the Funds and the Predecessor Funds.

•	The Funds adopted the performance history of the Predecessor Funds.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.
A.
Securities Valuation. The valuation of the Funds’ investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees of the Trust (the “Board” or the “Trustees”). Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. The Board has designated 1919 Investment Counsel, LLC (the “Advisor” to the Funds) as the valuation designee of the Funds. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable.

17

1919 Funds
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:
Level 1 –
Quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Funds’ investment in each category investment type as of June 30, 2026:
Financial Services Fund

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$ 94,505,907	$ —	$ —	$ 94,505,907
Total long-term investments	94,505,907	—	—	94,505,907
Short-term investments	1,716,405	—	—	1,716,405
Total long-term investments	$96,222,312	$—	$—	$96,222,312

Socially Responsive Fund

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$611,329,474	$—	$ —	$611,329,474
Corporate Bonds	—	179,419,532	—	179,419,532
U.S. Treasury Securities	—	78,181,833	—	78,181,833
U.S. Government Agency Issues	—	13,914,939	—	13,914,939
Collateralized Mortgage Obligations	—	4,527,929	—	4,527,929
Mortgage-Backed Securities	—	1,748,928	—	1,748,928
Total long-term investments	611,329,474	277,793,161	—	889,122,635
Short-term investments
Money Market Funds	4,627,521	—	—	4,627,521
U.S. Treasury Bills	—	7,978,290	—	7,978,290
Total short-term investments	4,627,521	7,978,290	—	12,605,811
Total investments	$ 615,956,995	$ 285,771,451	$—	$ 901,728,446

*	See Schedule of investments for additional detailed categorizations.

18

1919 Funds
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
B.
Foreign currency translation. Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. As of June 30, 2026, the Financial Services Fund held foreign currency and securities.
C.
REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Financial Services Fund and Socially Responsive Fund are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

D.
Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Socially Responsive Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E.
Distribution to shareholders. The Financial Services Fund makes distributions from net investment income, if any, at least annually. The Socially Responsive Fund makes distributions from net investment income on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually for each of the Funds. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

F.
Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
G.
Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

19

1919 Funds
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
H.
Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period ended June 30, 2026, the Funds did not incur any interest or tax penalties. Generally, tax authorities can examine tax returns filed for the preceding three years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
I.
Segment Reporting. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has an agreement with the Advisor to furnish investment advisory services to the Funds.
Under the terms of this agreement, the Funds pay an investment management fee, calculated daily and paid monthly for each Fund as follows:

Fund	Annual Rate
Financial Services Fund	0.80% on average net assets
Socially Responsive Fund	0.65% on average net assets up to $100 million 0.61% on next $100 million 0.51% on next $100 million 0.46% thereafter

The Advisor has contractually agreed to reduce fees and pay expenses (other than shareholder servicing fees pursuant to a Shareholder Servicing Plan, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest expense and dividends paid on short sales or extraordinary expenses such as litigation) so that total annual operating expenses do not exceed the levels set forth below.

Fund	Class A	Class C	Class I
Financial Services Fund	1.50%	2.25%	1.25%
Socially Responsive Fund	1.25%	2.00%	1.00%

The arrangements are in place until April 30, 2027, but may be terminated or amended at any time by the Board upon 60 days’ notice to the Advisor or by the Advisor with consent of the Board. These arrangements, however, may be modified by the Advisor to decrease total annual operating expenses at any time.

20

1919 Funds
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
The Advisor is permitted to recapture amounts waived and/or reimbursed to a class within a rolling 36-month period from the month the Advisor earned the fee or incurred the expense if the class’s total annual operating expenses have fallen to a level below the limits described above. The amounts waived, if any, are detailed on each Fund’s Statement of operations.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator & fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank, N.A. serves as the Funds’ custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar”) serves as the Funds’ distributor and principal underwriter. For the period ended June 30, 2026, the Funds incurred the following expenses for administration & fund accounting, custody, transfer agent and compliance fees:

	Financial Services Fund	Socially Responsive Fund
Administration & fund accounting	$ 42,957	$ 243,523
Custody	9,944	24,433
Transfer agent*	49,368	104,163
Compliance	3,934	4,003

*	Statements of operations include combined service fees paid to various intermediaries as detailed on Note 6.
At June 30, 2026, the Funds had payables for administration & fund accounting, custody, transfer agent and compliance fees in the following amounts:

	Financial Services Fund	Socially Responsive Fund
Administration & fund accounting	$ 19,633	$ 122,906
Custody	3,812	5,599
Transfer agent	24,885	51,122
Compliance	1,452	1,978

The above payable amounts are included in Accrued other expenses in each Fund’s Statement of assets and liabilities.
The Independent Trustees in total were paid $18,497 for their services and reimbursement of travel expenses during the period ended June 30, 2026. The Funds pay no compensation to the Interested Trustee or officers of the Trust.
NOTE 4 – INVESTMENT TRANSACTIONS
During the period ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follow:
Financial Services Fund

	Investments	U.S. Government& Agency Obligations
Purchases	$3,890,850	$—
Sales	14,779,812	—

Socially Responsive Fund

	Investments	U.S. Government & Agency Obligations
Purchases	$70,678,514	$9,935,672
Sales	94,543,592	8,456,445

21

1919 Funds
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
NOTE 5 – FEDERAL INCOME TAX INFORMATION
At December 31, 2025, the components of distributable earnings for federal income tax purposes were as follows:

	Financial Services Fund	Socially Responsive Fund
Cost of Investments for tax purposes	$44,564,975	$584,659,831
Gross tax unrealized appreciation	64,442,724	372,411,364
Gross tax unrealized depreciation	(1,472,568)	(18,501,007)
Net tax unrealized appreciation/depreciation on investment	62,972,156	353,910,357
Undistributed ordinary income	79,735	71,166
Undistributed long-term capital gains	4,238,929	3,273,696
Other book/tax temporary differences*	(49,951)	(62,938)
Total distributable earnings (loss)	$67,238,869	$357,192,281

*	Other book/tax differences are attributable primarily to the timing of the deductibility of various expenses.
The tax character of distributions paid during the period ended June 30, 2026 and the fiscal year ended December 31, 2025, for each Fund was as follows:

Financial Services Fund	For the Period Ended June 30, 2026	Year Ended December 30, 2025
Distribution Paid From:
Ordinary Income	$ —	$260,079
Net Long Term Capital Gains	—	14,051,919
Total	$—	$14,311,998

Socially Responsive Fund	For the Period Ended June 30, 2026	Year Ended December 31, 2025
Distribution Paid From:
Ordinary Income	$ 3,865,207	$7,622,348
Net Long Term Capital Gains	—	4,348,340
Total	$ 3,865,207	$ 11,970,688

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer in to their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the fiscal following fiscal year for tax purposes. As of December 31, 2025, the Financial Services Fund deferred, on a tax basis, late year losses of $5,005, while the Socially Responsive Balanced Fund did not have any late year or post October losses.
As of December 31, 2025, the Funds did not have any capital loss carry forward amounts (“CLCFs”). Under the provision of the Regulated Investment Company Modernization Act of 2010, CLCFs can be carried forward indefinitely, and applied to offset future capital gains. CLCFs are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year.
During the year ended December 31, 2025, the Financial Services Fund did not utilize any CLCFs, while the Socially Responsive Balanced Fund utilized CLCFs in the amount of $9,710,745

22

1919 Funds
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
NOTE 6 – CLASS SPECIFIC EXPENSES
The Funds have each adopted a Rule 12b-1 distribution plan, under which the Funds pay a service fee with respect to their Class A and Class C shares as reflected in the table below. The Funds pay a distribution fee with respect to Class C shares as reflected in the table below. Service and distribution fees are accrued daily and paid monthly.

Fund	Class A Service	Class C Service	Class C Distribution
Financial Services Fund	0.25%	0.25%	0.75%
Socially Responsive Fund	0.25%	0.25%	0.75%

For the period ended June 30, 2026, class specific expenses were as follows:

Financial Services Fund	Distribution Fees	Transfer Agent Fees
Class A	$75,730	$ 43,663
Class C	347,468	3,294
Class I	—	12,379
Total	$ 423,198	$59,336

Socially Responsive Fund	Distribution Fees	Transfer Agent Fees
Class A	$ 347,468	$91,181
Class C	647,891	32,930
Class I	—	212,208
Total	$ 995,359	$ 336,319

NOTE 7 – SHARES OF BENEFICIAL INTEREST
The Funds have an unlimited number of shares of beneficial interest authorized with no par value per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Transactions in shares of each class were as follows:

	For the Period Ended June 30, 2026		Year Ended December 31, 2025
Financial Services Fund	Shares	Amount	Shares	Amount
Class A
Shares sold	63,201	$1,617,130	322,102	$9,570,020
Shares issued on reinvestment	—	—	302,338	8,048,237
Shares repurchased	(243,584)	(6,244,191)	(544,720)	(15,839,990)
Net increase (decrease)	(180,383)	$(4,627,061)	79,720	$(1,778,267)
Class C
Shares sold	2,648	$59,510	15,411	$386,938
Shares issued on reinvestment	—	—	57,029	1,303,108
Shares repurchased	(89,154)	(1,959,846)	(370,560)	(9,602,356)
Net decrease	(86,506)	(1,900,336)	(298,120)	$(7,912,310)
Class I
Shares sold	33,183	$868,032	174,489	$5,188,206
Shares issued on reinvestment	—	—	147,065	3,975,168
Shares repurchased	(215,533)	(5,615,455)	(305,635)	(8,965,724)
Net decrease	(182,350)	$(4,747,423)	(15,919)	$(197,650)

23

1919 Funds
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)

	For the Period Ended June 30, 2026		Year Ended December 31, 2025
Socially Responsive Fund	Shares	Amount	Shares	Amount
Class A
Shares sold	379,575	$12,922,870	832,096	$27,093,529
Shares issued on reinvestment	33,187	1,111,895	99,950	3,303,186
Shares repurchased	(516,913)	(17,614,711)	(1,248,944)	(40,192,182)
Net decrease	(104,151)	$(3,579,946)	(316,898)	$(9,795,467)
Class C
Shares sold	131,114	$4,394,881	326,114	$10,357,543
Shares issued on reinvestment	2,275	74,004	19,092	636,194
Shares repurchased	(305,957)	(10,283,404)	(613,555)	(19,706,640)
Net decrease	(172,568)	$(5,814,519)	(268,349)	$(8,712,903)
Class I
Shares sold	836,172	$28,453,661	2,379,069	$76,826,379
Shares issued on reinvestment	69,670	2,337,211	215,061	7,098,459
Shares repurchased	(2,213,919)	(75,398,970)	(2,627,075)	(84,962,632)
Net decrease	(1,308,077)	$(44,608,098)	(32,945)	$(1,037,794)

There is a maximum initial sales charge of 5.75% for Class A shares of the Financial Services Fund and Socially Responsive Fund. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares for the Funds, which applies if redemption occurs within 12 months from purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with other purchases in the Funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For Class A shares sold by the Distributor, the Distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge.
For the period ended June 30, 2026, Quasar did not retain sales charges on sales of the Class A shares of the Financial Services Fund and Socially Responsive Fund. In addition, for the period ended June 30, 2026, CDSCs paid to Quasar were:

CDSCs	Class A	Class C
Financial Services Fund	N/A	$ 36
Socially Responsive Fund	N/A	1,123

NOTE 8 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the1940 Act. As of June 30, 2026, Charles Schwab held approximately 26% of the outstanding shares of the Financial Services Fund, for the benefit of their shareholders.
NOTE 9 – PRINCIPAL RISKS
As with all mutual funds, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the Funds’ prospectus under the heading “Principal Investment Risks.”

24

1919 Funds
Notes to Financial Statements
June 30, 2026 (Unaudited)(Continued)
NOTE 10 – SUBSEQUENT EVENTS
Management has evaluated events and transactions that occurred subsequent to June 30, 2026, through the date the financial statements have been issued and has determined there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

25

1919 Funds
Additional Information
June 30, 2026 (Unaudited)
Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
See Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

26

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable for semi-annual reports.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end management investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	9/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	9/4/2026

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	9/4/2026